Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Genworth Financial, Inc. Retirement and Savings Plan
EIN: 80-0873306
Plan Number: 001
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, number of shares or units, rate of interest, collateral and par or maturity value	Cost	Current value
Short-term investments:
*Fidelity Asset Management	Interest-bearing cash	$274,016	$274,016
Mutual funds:
Capital Research and Management Company	1,182,811 shares of American Balanced Fund	44,007,999	44,367,227
Dodge & Cox	2,395,860 shares of Dodge & Cox Income Fund	30,458,298	30,810,766
	Total mutual funds	74,466,297	75,177,993
Common/collective trust funds:
BlackRock Institutional Trust Company NA	8,215,288 units of BlackRock Equity Index	254,075,668	274,833,431
BlackRock Institutional Trust Company NA	4,710,723 units of BlackRock LifePath Index Retirement Fund	131,023,764	138,309,369
BlackRock Institutional Trust Company NA	2,497,754 units of BlackRock LifePath Index 2030 Fund	111,300,867	118,241,219
BlackRock Institutional Trust Company NA	3,177,744 units of BlackRock LifePath Index 2035 Fund	38,092,045	40,750,649
BlackRock Institutional Trust Company NA	1,317,124 units of BlackRock LifePath Index 2040 Fund	85,622,902	92,358,096
BlackRock Institutional Trust Company NA	1,474,729 units of BlackRock LifePath Index 2045 Fund	18,574,763	20,108,029
BlackRock Institutional Trust Company NA	1,388,138 units of BlackRock LifePath Index 2050 Fund	60,467,240	66,093,496
BlackRock Institutional Trust Company NA	650,617 units of BlackRock LifePath Index 2055 Fund	8,910,118	9,710,302
BlackRock Institutional Trust Company NA	663,837 units of BlackRock LifePath Index 2060 Fund	13,369,684	14,602,681
BlackRock Institutional Trust Company NA	229,840 units of BlackRock LifePath Index 2065 Fund	3,017,232	3,278,601
BlackRock Institutional Trust Company NA	67,704 units of BlackRock LifePath Index 2070 Fund	778,667	815,429
BlackRock Fund Advisors	20,330,952 shares of BlackRock Short-Term Investment Fund	20,330,952	20,330,952
State Street Global Advisors	725,134 shares of State Street US Bond Index Fund	8,142,454	8,368,049
State Street Global Advisors	2,769,692 shares of State Street Russell Small/Mid Cap Index Fund	53,993,154	57,487,733
BlackRock Fund Advisors	1,711,859 shares of BlackRock EAFE Equity Index Fund	22,425,176	24,618,188

Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, number of shares or units, rate of interest, collateral and par or maturity value	Cost	Current value
Acadian Asset Management	1,940,363 shares of Acadian All Country World Ex-US Equity Fund	33,786,054	34,926,543
T. Rowe Price Associates, Inc.	21,673,330 units of T. Rowe Price Stable Value Common Trust Fund	21,673,330	21,673,330
	Total common/collective trust funds	885,584,070	946,506,097
Group variable annuity:
*Genworth Life and Annuity Insurance Company	685,249 units of ClearCourse® Group Variable Annuity	20,978,367	22,223,077
Common stock:
*Genworth Financial, Inc.	976,323 shares of Genworth Financial, Inc. common stock	4,374,856	8,816,197
*Notes receivable from participants	1,113 loans to participants with interest rate of 5.25% to 10.5% and maturity dates through December 2040	—	8,276,307	**
		$985,677,606	$1,061,273,687
*Party-in-interest as defined by ERISA.
**Excludes deemed distributions of $114,144
See Accompanying Report of Independent Registered Public Accounting Firm